RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

An entity related to one of the Company’s former Supervisory Board members who served until August 2024, provides legal services to the Company. Legal expense related to these services is $39, $46 and $54 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $723, $929 and $1,329 for such services for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the outstanding balances due for these services were $103 and $402, respectively, included in accrued expenses and other current liabilities. In addition, the individual serves as a board member of the Company and was paid an amount of $48, $36 and $38 as board fees, for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling services to its authentication technology segment. The Company incurred expenses of $198, $176 and $155 for such services for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company engages the services of an individual which is a family member of the Chairman of the Board and the main shareholder, to provide services as a Managing Director of one of the Company’s subsidiaries. The Company incurred expenses of $645, $468 and $386 for such services for the years ended December 31, 2024, 2023 and 2022, respectively.

The Chairman of the board, who is related to a trust which is an indirect main shareholder of the Company, receives annual compensation for his services as chairman of $60, $50 and $50 for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, in 2024, 2023 and 2022, the Company incurred salary expenses of $833, $103 and $112, respectively for the services he provides to AU10TIX. The salary expenses of 2024 include retroactively salary adjustment since 2019 as approved by the AU10TIX board during 2024.

The Company engaged the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $345 $341 and $340 for such services for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, the individual serves as a board member of the Company and was paid an amount of $48, $38 and $36 as board fees for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company engages the services of an individual who is a family member of a beneficiary of a trust which is an indirect main shareholder of the Company to provide certain administration services. The Company incurred expenses of $115, $114 and $139 for such services for the years ended December 31, 2024, 2023 and 2022, respectively.

In May 2019, the Company engaged the services of Arrow (see note 4) to provide administrative services. The Company incurred expenses of $0, $0 and $119 for such services for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has an agreement with an entity which is related to the main shareholder of the Company to provide it with revolving loans (see note 10).

As of December 31, 2024 and 2023, the Company included a liability for a purchase of shares from certain directors and officers of the Company in the amount of $1,518. In 2023 a reduction to shareholders deficiency plus payment of previous issuances was recorded (see note 18).